Subsequent Events (Narrative) (Details) CAD in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Jan. 15, 2016 USD ($) item mi	Jan. 15, 2016 CAD item mi	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jan. 15, 2016 CAD
Subsequent Event [Line Items]
Net consideration paid | $			$ 117.7	$ 126.5	$ 855.7	$ 393.3	$ 2,480.7
Zayo Group, LLC [Member]
Subsequent Event [Line Items]
Net consideration paid | $				$ 0.1	$ 113.5	$ 83.2	$ 2,489.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Amended term loan facility | $	$ 400.0
Term loan priced percent	99.00%	99.00%
Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Revolver interest rate	3.50%	3.50%
Interest rate	1.00%							1.00%
Subsequent Event [Member] | Allstream Inc [Member]
Subsequent Event [Line Items]
Business Acquisition Percentage Of Voting Interests Acquired	100.00%							100.00%
Net consideration paid	$ 298.0	CAD 427.0
Working capital and other liabilities assumed in the acquisition	$ 26.0							CAD 38.0
Long-haul network	12,500	12,500
Metro fiber network	5,500	5,500
Network concentrating net buildings	3,300	3,300
Number of Canada's metropolitan markets | item	5	5
Subsequent Event [Member] | Allstream Inc [Member] | Minimum [Member]
Subsequent Event [Line Items]
Additional Route Miles Acquired	18,000	18,000